LONG-TERM DEBT - Schedule of Consolidated Interest Coverage Ratio (Detail) - Senior Secured Notes	Mar. 31, 2020	Dec. 31, 2019
March 31, 2020 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	0.40	0.40
June 30, 2020 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	0.75	0.75
September 30, 2020 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.00	1.00
December 31, 2020
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.15
December 31, 2020 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.15	1.15
March 31, 2021
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.25
March 31, 2021 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.25	1.25
June 30, 2021
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.30
June 30, 2021 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.30	1.30
September 30, 2021 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.35	1.35
December 31, 2021 | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.45	1.45
March 31, 2022 and each quarter end thereafter | Maximum
Debt Instrument [Line Items]
Consolidated interest coverage ratio	1.50	1.50